FEDERATED EQUITY FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                January 2, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED EQUITY FUNDS (the "Trust" or "Registrant")
             Federated Capital Appreciation Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class K Shares
                   Institutional Shares
             Federated Kaufmann Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class K Shares
             Federated Kaufmann Small Cap Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class K Shares
             Federated Market Opportunity Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Institutional Shares
             Federated Mid Cap Growth Strategies Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
                   Class K Shares
             Federated Strategic Value Fund
                   Class A Shares
                   Class C Shares
                   Institutional Shares
             Federated Technology Fund
                   Class A Shares
                   Class B Shares
                   Class C Shares
           1933 Act File No. 2-91090
           1940 Act File No. 811-4017


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 88 on December 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7574.

                                                   Very truly yours,



                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Assistant Secretary